Organization	0 Months Ended
Dec. 12, 2011
Organization [Abstract]
Organization

NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its fifty-three series (each, a "Fund", and collectively, the "Funds"). The fifty-three separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Ultra Gold, ProShares Short Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen, ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF, ProShares UltraShort VIX Mid-Term Futures ETF, ProShares Managed Futures Strategy, ProShares Commodity Managed Futures Strategy, ProShares Financial Managed Futures Strategy, ProShares UltraPro Australian Dollar, ProShares Ultra Australian Dollar, ProShares Short Australian Dollar, ProShares UltraShort Australian Dollar, ProShares UltraPro Short Australian Dollar, ProShares UltraPro Canadian Dollar, ProShares Ultra Canadian Dollar, ProShares Short Canadian Dollar, ProShares UltraShort Canadian Dollar, ProShares UltraPro Short Canadian Dollar, ProShares UltraPro Euro, ProShares Short Euro, ProShares UltraPro Short Euro, ProShares UltraPro Swiss Franc, ProShares Ultra Swiss Franc, ProShares Short Swiss Franc, ProShares UltraShort Swiss Franc, ProShares UltraPro Short Swiss Franc, ProShares UltraPro U.S. Dollar, ProShares Ultra U.S. Dollar, ProShares Short U.S. Dollar, ProShares UltraShort U.S. Dollar, ProShares UltraPro Short U.S. Dollar, ProShares UltraPro Yen, ProShares Short Yen and ProShares UltraPro Short Yen.

Each of the following twenty-six Funds, ProShares UltraPro Australian Dollar, ProShares Ultra Australian Dollar, ProShares Short Australian Dollar, ProShares UltraShort Australian Dollar, ProShares UltraPro Short Australian Dollar, ProShares UltraPro Canadian Dollar, ProShares Ultra Canadian Dollar, ProShares Short Canadian Dollar, ProShares UltraShort Canadian Dollar, ProShares UltraPro Short Canadian Dollar, ProShares UltraPro Euro, ProShares Short Euro, ProShares UltraPro Short Euro, ProShares UltraPro Swiss Franc, ProShares Ultra Swiss Franc, ProShares Short Swiss Franc, ProShares UltraShort Swiss Franc, ProShares UltraPro Short Swiss Franc, ProShares UltraPro Yen, ProShares Short Yen and ProShares UltraPro Short Yen (each a "Currency Fund", collectively, the "Currency Funds"), ProShares UltraPro U.S. Dollar, ProShares Ultra U.S. Dollar, ProShares Short U.S. Dollar, ProShares UltraShort U.S. Dollar and ProShares UltraPro Short U.S. Dollar, (each a "Currency Index Fund", collectively, the "Currency Index Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to December 12, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $200 in each of the twenty-six Currency Funds and Currency Index Funds. Offerings of Shares of those Currency Funds and Currency Index Funds have not commenced as of the date of this report. The other twenty-seven Funds are not the subject of this report.

Each UltraPro Fund, Ultra Fund, Short Fund, UltraShort Fund and UltraPro Short Fund seeks, on a daily basis, results that correspond to triple (300%), twice (200%), the inverse (-100%), twice the inverse (-200%) or triple the inverse (-300%) the performance of its corresponding benchmark shown below (before fees and expenses), respectively. The Currency Funds are designed to track a multiple, the inverse or an inverse multiple of the daily performance of the spot price of the applicable currency versus the U.S. dollar. The Currency Index Funds are designed to track a multiple, the inverse or an inverse multiple of the daily performance of the ICE U.S. Dollar Index® (the "Index").